INTANGIBLE ASSET, NET (Details Narrative)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Intangible Asset, Finite-Lived [Line Items]
Amortization expense	$ 70,200	$ 9,000
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated useful life	5 years	5 years